Share Based Payments - Schedule of Stock Option Activities (Details) - Equity Option [Member] - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Activities [Line Items]
Number of options, ending balance (in Shares)	6,540,000	384,968	6,540,000
Weighted average exercise price per option, ending balance	$ 0.44	$ 0.24	$ 0.44
Weighted average grant-date fair value, ending balance	$ 0.35	$ 0.35	$ 0.35
Weighted average remaining contractual terms, ending balance	1 year 6 months 10 days	1 year	6 months 10 days
Aggregate intrinsic value, ending balance (in Dollars)
Number of options, Granted (in Shares)
Weighted average exercise price per option, Granted
Weighted average grant-date fair value, Granted
Weighted average remaining contractual terms, Granted
Aggregate intrinsic value, Granted (in Dollars)
Number of options, Exercised (in Shares)
Weighted average exercise price per option, Exercised
Weighted average grant-date fair value, Exercised
Weighted average remaining contractual terms, Exercised
Aggregate intrinsic value, Exercised (in Dollars)
Number of options, Forfeited (in Shares)
Weighted average exercise price per option, Forfeited
Weighted average grant-date fair value, Forfeited
Weighted average remaining contractual terms, Forfeited
Aggregate intrinsic value, Forfeited (in Dollars)
Number of options, Expired (in Shares)		6,155,032
Weighted average exercise price per option, Expired		$ 0.44
Weighted average grant-date fair value, Expired		$ 0.35
Weighted average remaining contractual terms, Expired
Aggregate intrinsic value, Expired (in Dollars)